Pro Forma Consolidated Balance Sheet (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Nov. 19, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 106,959	$ 106,959	$ 322,795		$ 254,947	$ 894,794	$ 151,796
Investment in sales-type leases, net of allowance of $344,499	14,664,814	14,664,814	18,252,772			22,661,504
Vehicle inventory	968,900	968,900	499,963			479,834
Property and equipment, net	400	400	5,431			27,183
Other assets	7,088	7,088	4,629			4,629
TOTAL ASSETS	15,748,161	15,748,161	19,085,590			24,067,944
Liabilities
Accounts payable and accrued liabilities	506,557	506,557	1,135,001			846,730
Short-term credit facilities	4,126,589	4,126,589	3,499,364
Convertible note payable, net of discount of $111,348	47,152	47,152
Notes payable to related parties	1,723,079	1,723,079	1,211,200			1,311,564
Derivative liability	5,200,000	5,200,000	1,933,500	1,883,109
Total Current Liabilities	11,603,377	11,603,377	7,779,065
Long-term credit facilities	4,908,339	4,908,339	7,295,685			21,161,332
TOTAL LIABILITIES	16,511,716	16,511,716	15,074,750			23,319,626
Shareholders' Equity (Deficit)
Common stock, 480,000,000 shares authorized at $0.001 par value 148,333,288 shares issued and outstanding as September 23, 2014	85,654	10,114,274	80,415			82,415
Additional paid in capital	10,064,939	10,064,939	9,525,055			9,485,747
Retained earnings (Deficit)	(20,944,768)	(20,944,768)	(5,596,630)			(8,821,844)
Total Stockholders' Equity (Deficit)	(763,555)	(763,555)	4,010,840			748,318	939,457
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	15,748,161	15,748,161	19,085,590			24,067,944
Series B Preferred Stock [Member]
Shareholders' Equity (Deficit)
Preferred stock	$ 2,000	$ 2,000	$ 2,000			$ 2,000